Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies
General information

3.1 General information

The financial statements cover Locafy Limited as a consolidated entity consisting of Locafy Limited and the entities it controlled at the end of, or during, the year. The financial statements are presented in Australian dollars, which is Locafy Limited’s functional and presentation currency.

A description of the nature of the consolidated entity’s operations and its principal activities are included in the directors’ report, which is not part of the financial statements. The financial statements were authorized for issue, in accordance with a resolution of directors, on October 11, 2023.

Basis of preparation

3.2 Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) and the Corporations Act 2001, as appropriate for for-profit oriented entities. These financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB’).

Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss, financial assets at fair value through other comprehensive income, investment properties, certain classes of property, plant and equipment and derivative financial instruments.

Going concern basis

The financial report has been prepared on the going concern basis, which assumes continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

The Consolidated Entity and Company have incurred a net loss after tax of A$3,891,586 and experienced net cash outflows from operating activities of A$2,260,971 for the year ended 30 June 2023.

As at 30 June 2023, the Consolidated Entity and Company had cash assets of A$3,174,700 and reported current assets exceed its current liabilities by A$1,046,370.

The Consolidated Entity and Company’s ability to continue as going concerns and to pay their debts as and when they fall due is dependent on the generating additional revenues from its operations, managing all costs in line with management’s forecasts and, if necessary, raising further capital. Management have prepared a cash flow forecast on this basis which indicates that the Consolidated Entity will have sufficient cash flows to meet minimum operating overheads and committed expenditure requirements for the 12 month period from the date of signing the financial report if they are successful in meeting those forecasts.

The Directors believe the Consolidated Entity and Company will continue as a going concern, after consideration of the following factors:

●	regular review of management accounts and cash flow forecast, incorporating expected cash inflows from sales and collection of trade receivables;
●	close management of both its operating costs and corporate overheads;
●	sales pipeline continues to grow and the Company is confident of achieving further sales growth across a number of existing and new reseller customers and different product offerings;
●	expected increase in advertising yields across existing and new online assets; and
●	the Company has the ability to raise funds through equity issues (if required).

The financial report has therefore been prepared on the going concern basis. Should the Consolidated Entity and the Company be unable to achieve successful outcomes in relation to each of the matters referred to above, there is substantial doubt whether the Consolidated Entity and the Company will be able to continue as a going concern and, therefore, whether they will realise their assets and discharge their liabilities in the normal course of business.

The financial report does not include adjustments relating to the recoverability and classification of recorded asset amounts, nor to the amounts and classification of liabilities that might be necessary should the Consolidated Entity and the Company not continue as a going concern.

Basis of consolidation

3.3 Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the group are eliminated in full on consolidation.

Segment Reporting

3.4 Segment Reporting

The Company has three operating segments: publishing, direct sales and reseller sales. In identifying these operating segments, management generally follows the Company’s service lines representing its main products and services (see Note 7). Each of these operating segments are managed separately as each requires different technologies, marketing approach and other resources.

Revenue

3.5 Revenue

Overview

Revenue arises mainly from the sale of digital marketing solutions and associated services. To determine whether to recognise the revenue, the Company follows a 5-step process:

1.	Identifying the contract with a customer.
2.	Identifying performance obligations.
3.	Determining the transaction price.
4.	Allocating the transaction price to the performance obligations.
5.	Recognising revenue when/as performance obligations are satisfied.

The Company often enters into transactions involving a range of the Company’s products and services, for example for the delivery of software and related after-sales support.

In all cases, the total transaction price for a contract is allocated amongst the various performance obligations based on their relative stand-alone selling prices. The transaction price for a contract excludes any amounts collected on behalf of third parties.

Revenue is recognised either at a point in time or over time, when (or as) the Company satisfies performance obligations by transferring the promised goods or services to its customers.

The Company recognises contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as contract liabilities in the statement of financial position (see Note 20). Similarly, if the Company satisfies a performance obligation before it receives the consideration, the Company recognises either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Revenue from operating segments

Publishing

The Company generates revenues through advertisements placed on its website properties on a Pay-Per-Impression or similar basis and through publishing business and product profiles on its online directory properties on a per insertion basis. Revenues are recognised during the period in which the advertisements or listings are published.

Direct

The Company separately identifies end user customers to which we have a direct sales, support and billing relationship. Revenue is derived by providing customers access to the Company’s platform and is recognised in accordance with the terms of contracts provided in the subscription agreement. The SaaS and related support revenue (if any) is recognised over time, being the subscription period, as the customer simultaneously receives and consumes the benefit of accessing the platform.

Revenues from the sale of product licences are recognised during the period in which the subscription is made available to our customers for use. Where the Company provides services which involve developing a customer-specific website design or solution, in such cases, revenue is recognised during the period in which the professional services were delivered or upon the achievement of agreed performance obligations.

Access to the platform is not considered distinct from other performance obligations, as access to any platform alone does not allow the customer to obtain substantially all the benefits of the access, and is therefore accounted for as a single performance obligation.

Consideration received can be variable in nature, based upon customer usage in excess of contractually agreed units. The variable consideration is included in the transaction price at the company’s best estimate, using either an expected value or most likely outcome, whichever provides the best estimate and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any price uncertainty is resolved.

Reseller

The Company separately identifies end user customers to which sales, support and billing relationships are conducted through third party resellers and partners.

Revenues from the sale of product licences are recognised during the period in which the subscription is made available to our reseller for use. Where the Company provides services which involve developing a customer-specific website design or solution, in such cases, revenue is recognised during the period in which the professional services were delivered or upon the achievement of agreed performance obligations.

Foreign currencies

3.6 Foreign currencies

The individual financial statements of each group entity are presented in the currency of the primary economic environment in which the entity operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each group entity are expressed in Australian dollars (A$), which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency are recognised at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

For the purpose of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Australian dollars using exchange rates prevailing at the end of the reporting period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognised in other comprehensive income and accumulated in equity.

Government grants

3.7 Government grants

Government grants are recognised where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognised as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed.

When the grant relates to an asset, it is recognised as income in equal amounts over the expected useful life of the related asset. When the Group receives grants of non-monetary assets, the asset and the grant are recorded at nominal amounts and released to profit or loss over the expected useful life of the asset, based on the pattern of consumption of the benefits of the underlying asset by equal annual instalments.

Employee benefits

3.8 Employee benefits

A liability is recognised for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, when it is probable that settlement will be required and they are capable of being measured reliably.

Liabilities recognised in respect of short-term employee benefits, are measured at their nominal values using the remuneration rate expected to apply at the time of settlement.

Liabilities recognised in respect of long-term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date.

Share-based payments arrangements

3.9 Share-based payments arrangements

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or service received, except where that fair value cannot be estimated reliably, in which case they are measured at their fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

Performance rights

Share-based compensation benefits are provided to employees via the Company’s Incentive Performance Rights Plan (Plan). The objective of the Plan is to assist in the recruitment, reward, retention and motivation of eligible persons of the Group. The fair value of performance rights granted under the Plan are recognized as a share-based payment expense with a corresponding increase in equity.

The fair value is measured at grant date and recognized over the period of service during which the employees become unconditionally entitled to the performance rights. The fair value of the performance rights at grant date excludes the impact of any non-market vesting conditions (for example, profitability and sales growth targets). These non-market vesting conditions are included in assumptions about the number of performance rights that are expected to vest.

At each statement of financial position date, the entity revises its estimate of the number of performance rights that are expected to vest. The share-based payment expense recognized each period considers the most recent estimate. The impact of the revision to original estimates, if any, is recognized in the statement of profit or loss and other comprehensive income with a corresponding adjustment to equity.

Taxation

3.10 Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years, and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences. Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reported period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Property, plant and equipment

3.11 Property, plant and equipment

Fixtures and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Depreciation is recognised so as to write off the cost or valuation of assets less their residual values over their useful lives, using the diminishing value method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. The following useful lives are applied:

Class of fixed asset	Depreciation rate
Leasehold improvements	Remaining lease term
IT equipment	10-25%
Other equipment	20%

An item of property, plant and equipment is derecognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised in profit or loss.

In the case of right-of-use assets, expected useful lives are determined by reference to comparable owned assets or the lease term, if shorter. Material residual value estimates and estimates of useful life are updated as required, but at least annually.

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognised in profit or loss within other income or other expenses.

Intangible assets other than goodwill

3.12 Intangible assets other than goodwill

Research and development

Expenditure on research activities is recognised as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development is recognised if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognised for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognised, development expenditure is recognised in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses.

Patents and trademarks

Patents and trademarks are recognised at cost of acquisition and amortised over their useful lives. They have a finite life and are reported at cost less accumulated amortisation and accumulated impairment losses.

Databases

Databases are recognised at cost of acquisition and amortised over their useful lives. They have a finite life as data becomes dated and are reported at cost less accumulated amortisation and accumulated impairment losses.

The following useful lives are applied:

Class of fixed asset	Amortisation rate
Patents	5%
Trademarks	10%
Databases	16.67%

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no loss been recognised for the asset in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Provisions

3.13 Provisions

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognised when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. The timing or amount of the outflow may still be uncertain.

Provisions are not recognised for future operating losses.

Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material.

No liability is recognised if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

Financial instruments

3.14 Financial instruments

Recognition and derecognition

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Classification and initial measurement of financial assets

All financial assets are initially measured at fair value adjusted for transaction costs (where applicable). Financial assets are classified into one of the following categories:

●	amortised cost
●	fair value through profit or loss (FVTPL), or
●	fair value through other comprehensive income (FVOCI).

In the periods presented the Group does not have any financial assets categorised as FVTPL or FVOCI.

The classification is determined by both:

●	the entity’s business model for managing the financial asset, and
●	the contractual cash flow characteristics of the financial asset.

All revenue and expenses relating to financial assets that are recognised in profit or loss are presented within finance costs, finance income or other financial items.

Subsequent measurement of financial assets

Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVTPL):

●	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows, and
●	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial.

Impairment of financial assets

IFRS 9’s impairment requirements use forward-looking information to recognise expected credit losses – the “expected credit loss (ECL) model”. Instruments within the scope of the requirements included loans and other debt-type financial assets measured at amortised cost and FVOCI, trade receivables, contract assets recognised and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.

The Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

●	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’); and
●	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

“Stage 3” would cover financial assets that have objective evidence of impairment at the reporting date.

“12-month expected credit losses” are recognised for the first category (i.e. Stage 1) while “lifetime expected credit losses” are recognised for the second category (i.e. Stage 2).

Trade and other receivables and contract assets

The Group makes use of a simplified approach in accounting for trade and other receivables as well as contract assets and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses. The Group assesses impairment of trade receivables on an individual account basis.

Classification and measurement of financial liabilities

The Group’s financial liabilities include borrowings, trade and other payables and derivative financial instruments.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortised cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognised in profit or loss (other than derivative financial instruments that are designated and effective as hedging instruments). All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

Convertible Notes

The component parts of convertible notes issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Conversion options that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recognised as a liability on an amortised cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

Trade and other receivables

3.15 Trade and other receivables

The Company makes use of a simplified approach in accounting for trade and other receivables and records the loss allowance as lifetime expected credit losses. These are expected shortfalls in contractual cash flows, considering the potential for default at any point during the lifetime of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate expected credit losses using a provision matrix.

The Group assess impairment of trade receivables on a collective basis as they possess shared credit risk characteristics they have been grouped based on the days past due. Refer to Note 3.14 for a detailed analysis of how the impairment requirements of IAS 9 are applied.

Goods and services tax

3.16 Goods and services tax

Revenues, expenses and assets are recognised net of the amount of goods and services tax (GST), except:

i.	where the amount of GST incurred is not recoverable from the taxation authority, it is recognised as part of the cost of acquisition of an asset or as part of an item of expense; or
ii.	for receivables and payable which are recognised inclusive of GST.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the cash flow statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified within operating cash flows.

Leases

3.17 Leases

For any new contracts entered into the Company considers whether a contract is, or contains a lease. A lease is defined as “a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration”. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

1.	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company;
2.	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract;
3.	the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

At lease commencement date, the Company recognises a right of use asset and a lease liability on the balance sheet. The right of use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Company, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

The Company depreciates the right of use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The Company also assesses the right of use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.

When the lease liability is remeasured, the corresponding adjustment is reflected in the right of use asset, or profit and loss if the right of use asset is already reduced to zero.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognising a right of use asset and lease liability, the payments in relation to these are recognised as an expense in profit or loss on a straight-line basis over the lease term.

Short-term leases and leases of low value

Short-term leases (lease term of 12 months or less) and lease of low value assets (under A$5,000) are recognised as incurred as an expense in the consolidated income statement.

Equity, reserves and dividend payments

3.18 Equity, reserves and dividend payments

Share capital represents the nominal value of shares that have been issued.

Other components of equity include the following:

●	share option reserve – comprises equity-settled employee benefits and equity-settled supplier payments (see Notes 3.8 and 3.9); and
●	translation reserve – comprises foreign currency translation differences arising from the translation of financial statements of the Group’s foreign entity into functional currency (see Note 3.6).

Accumulated losses include all current and prior period accumulated losses.

All transactions with owners of the parent are recorded separately within equity.

Dividend distributions payable to equity shareholders are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.